UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	08/31/09

FORM N-Q

Item 1.	Schedule of Investments.

[INSERT SCHEDULE OF INVESTMENTS HERE]

STATEMENT OF INVESTMENTS Dreyfus Connecticut Municipal Money Market Fund, Inc. August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--103.2%	Rate (%)		Date	Amount ($)	Value ($)
Connecticut--93.2%
Connecticut,
GO Notes		5.40	9/15/09	2,025,000	2,028,834
Connecticut,
GO Notes		4.00	12/1/09	250,000	252,007
Connecticut,
GO Notes (Liquidity Facility;
Dexia Credit Locale)		0.45	9/7/09	11,155,000 a	11,155,000
Connecticut,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)		0.30	9/7/09	6,000,000 a	6,000,000
Connecticut,
GO Notes, BAN		2.00	4/28/10	3,000,000	3,031,860
Connecticut,
GO Notes, Refunding		5.25	12/15/09	200,000	202,283
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)		6.15	9/1/09	4,530,000	4,530,000
Connecticut,
Special Tax Obligation,
Refunding (Transportation
Infrastructure Purposes)		5.00	9/1/09	350,000	350,000
Connecticut,
State Revolving Fund General
Revenue		5.00	2/1/10	6,895,000	7,028,282
Connecticut,
State Revolving Fund General
Revenue, Refunding		5.00	10/1/09	4,000,000	4,014,975
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD Bank)		0.31	9/7/09	8,665,000 a	8,665,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)		0.78	9/7/09	4,995,000 a	4,995,000
Connecticut Development Authority,
Industrial Revenue (Gerber
Scientific Inc. Issue) (LOC;
RBS Citizens NA)		2.55	9/7/09	5,035,000 a	5,035,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut Water
Company Project) (LOC; RBS
Citizens NA)		1.78	9/7/09	2,125,000 a	2,125,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Academy of Our Lady of Mercy
Lauralton Hall Issue) (LOC;

Allied Irish Banks)	0.55	9/7/09	2,785,000 a	2,785,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Boys and Girls Club of
Greenwich Issue) (LOC; Allied
Irish Banks)	0.55	9/7/09	4,935,000 a	4,935,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.40	9/7/09	5,530,000 a	5,530,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)	0.65	9/7/09	17,740,000 a	17,740,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hamden Hall Country Day
School Issue) (LOC; RBS
Citizens NA)	1.90	9/7/09	3,900,000 a	3,900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.36	9/7/09	19,100,000 a	19,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	0.35	9/7/09	4,400,000 a	4,400,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.40	9/7/09	6,590,000 a	6,590,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Ethel Walker School
Issue) (LOC; Allied Irish
Banks)	0.55	9/7/09	7,300,000 a	7,300,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	0.45	9/7/09	4,545,000 a	4,545,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Rectory School Issue)
(LOC; Allied Irish Banks)	0.55	9/7/09	5,990,000 a	5,990,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	0.45	9/7/09	5,235,000 a	5,235,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Banco Santander)	0.24	9/7/09	5,700,000 a	5,700,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.45	9/7/09	2,745,000 a	2,745,000
Connecticut Health and Educational

Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Citibank
NA)	0.29	9/7/09	10,500,000 a,b	10,500,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; FHLB)	0.39	9/7/09	9,209,000 a	9,209,000
Newtown,
GO Notes, BAN	1.00	2/24/10	9,000,000	9,024,860
Tolland,
GO Notes, BAN	3.00	9/10/09	1,400,000	1,400,407
Wilton,
GO Notes, Refunding	3.00	1/15/10	400,000	403,815

U.S. Related--10.0%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.48	9/7/09	11,800,000 a	11,800,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.39	9/7/09	8,295,000 a,b	8,295,000

Total Investments (cost $206,541,323)			103.2%	206,541,323
Liabilities, Less Cash and Receivables			(3.2%)	(6,359,801)
Net Assets			100.0%	200,181,522

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $18,795,000 or 9.4% of net assets.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	206,541,323
Level 3 - Significant Unobservable Inputs	-
Total	206,541,323

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: The fund entered
into a Guarantee Agreement with the United States Department of the
Treasury (the “Treasury”) to participate in the Treasury’s Temporary
Guarantee Program for Money Market Funds (the “Program”).
Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a
“Guarantee Event”) and the fund liquidated. Recovery under the
Program was subject to certain conditions and limitations.
Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.
The Program, which was originally set to expire on December 18,
2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the
Program. Participation in the initial term and the
extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)